Acquisitions (Tables)	12 Months Ended
Sep. 28, 2012
Fair Value Calculation of Consideration Transferred

Fair Value Calculation of Consideration Transferred—The calculation of the consideration transferred to acquire BHS is as follows. Certain amounts below cannot be recalculated as the exact BHS common share amounts have not been presented. ($ and common share data in millions, except per share data):

Cash Consideration

All cash consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all cash	37
Cash consideration per common share outstanding	$13.15

Total cash paid to BHS shareholders making all cash election	$490

Mixed cash/stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing mixed consideration or not making an election	7
Cash consideration per common share outstanding	$12.75

Total cash paid to BHS shareholders making a mixed election or not making an election	$95

Total cash consideration	$585

Stock consideration

All cash consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all cash	37
Exchange ratio	0.7562

Tyco shares issued to BHS shareholders making an all cash election	28

All stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all stock	1
Exchange ratio	1.0951

Tyco shares issued to BHS shareholders making an all stock election	1

Mixed cash/stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing mixed consideration or not making an election	7
Exchange ratio	0.7666

Tyco shares issued to BHS shareholders making a mixed election or not making an election	6

Total Tyco common shares issued	35

Tyco’s average common share price on May 14, 2010	$38.73

Total stock consideration	$1,362

Fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards(1)	$27

Total fair value of consideration transferred	$1,974

(1)

Represents the fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards attributable to pre-combination service issued to holders of these awards in the acquisition. The fair value was determined using the Black-Scholes model for stock option awards and Tyco’s closing stock price for the restricted and deferred stock unit awards. The fair value of outstanding BHS stock-based compensation awards that immediately vested at the effective time of the acquisition was attributed to pre-combination service and was included in the consideration transferred. In addition, there were certain BHS stock-based compensation awards that did not immediately vest upon completion of the acquisition. For those awards, the fair value attributed to post-combination service is being recognized as compensation expense over the requisite service period in the post-combination financial statements.

Fair Value Allocation of Consideration Transferred to Assets Acquired and Liabilities Assumed

The following amounts represent the final determination of the fair value of the identifiable assets acquired and liabilities assumed ($ in millions):

Net current assets(1)	$78
Subscriber system assets	624
Other property and equipment	49
Contracts and related customer relationships (10-year weighted average useful life)	738
Other intangible assets (4-year weighted average useful life)	12
Net non-current liabilities(2)	(459)

Net assets acquired	1,042
Goodwill(3)	932

Purchase price	$1,974

(1)

As of the acquisition date, the fair value of accounts receivable approximated book value. Included in net current assets is $32 million of accounts receivable. The gross contractual amount receivable was approximately $35 million of which $3 million was not expected to be collected.

(2)	Included in net non-current liabilities is approximately $456 million of deferred tax liabilities.
(3)

The goodwill recognized is primarily related to expected synergies and other benefits that the Company believes will result from combining the operations of BHS with the operations of the Company. All of the goodwill has been allocated. None of the goodwill is expected to be deductible for tax purposes.

Supplemental Pro Forma Financial Information (unaudited)

Actual BHS Financial Results—BHS actual results from the acquisition date, May 14, 2010, which are included in the Consolidated and Combined Statement of Operations for the fiscal year ended September 24, 2010 are as follows ($ in millions):

For the Year Ended September 24, 2010
Revenue	$193
Net loss	$(25)

Supplemental Pro Forma Financial Information (unaudited)—The supplemental pro forma financial information for the fiscal year ended September 24, 2010 is as follows ($ in millions):

For the Year Ended September 24, 2010
Revenue	$2,942
Net income	$263

Business Acquisition Integration Related Costs

A summary of the integration related costs and the line item presentation of these amounts in the Company’s Consolidated and Combined Statement of Operations is as follows ($ in millions):

	2012	2011	2010
Cost of revenue	$—	$2	$—
Selling, general and administrative expenses	14	26	18

Total integration related costs	$14	$28	$18